UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 25, 2006 to November 27, 2006

Commission File Number of issuing entity: 333-125422-50

SACO I TRUST 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125422

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-1523007
61-1501808
38-3735542
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A, M-1, M-2, M-3, and M-4	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of SACO I Trust 2006-1 Mortgage-Backed Notes, Series 2006-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
XL Capital Ltd.'s most recent original Form 10-Q and 10-Q/A filing with financial statements are included (by means of incorporation by reference) as Exhibit 13.1 and 13.2 to this report. XL Capital Ltd. also filed Form 10-Q/A's with amended financial statements for the first and second quarters which are available on the SEC's website.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)    13.1 - Form 10-Q Quarterly Report filed by XL Capital Ltd. on November 9, 2006 incorporated by reference.
         13.2 - Form 10-Q/A Quarterly Report filed by XL Capital Ltd. on November 14, 2006 incorporated by reference.
         99.1 - Monthly investor report pursuant to Section 7.04 of the Indenture for the period referenced above.  The date and time stamp on the attached monthly distribution report is 24-Nov-2006 13:51.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SACO I Trust 2006-1
Date:	December 1, 2006	By: LaSalle Bank N.A., as Master Servicer
/s/ Andrew Leszczynski
By: Andrew Leszczynski
Title: First Vice President